EQUITY COMPENSATION PLANS (Details 5) (USD $)	12 Months Ended
Dec. 31, 2011
PBRSU Awards
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	845,630
Stock awards granted (in shares)	572,350
Issued in connection with Nalco merger (in shares)	857,366
Stock awards vested/ earned (in shares)	(13,360)
Stock awards cancelled (in shares)	(121,321)
Stock awards outstanding, at the end of period (in shares)	2,140,665
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 44.70
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 52.96
Issued in connection with Nalco merger (in dollars per share)	$ 55.62
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 55.62
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 54.07
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 50.68
Restricted Stock Awards and Units
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	167,171
Stock awards granted (in shares)	126,121
Issued in connection with Nalco merger (in shares)	808,883
Stock awards vested/ earned (in shares)	(81,874)
Stock awards cancelled (in shares)	(3,641)
Stock awards outstanding, at the end of period (in shares)	1,016,660
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 43.54
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 51.02
Issued in connection with Nalco merger (in dollars per share)	$ 55.62
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 48.71
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 41.80
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 53.67